OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fixed assets, net of accumulated depreciation and amortization of $2,370 and $1,816, respectively	$ 4,160	$ 4,998
Security deposits	1,975	1,975
Administrative fees receivable (Note 10)	1,903	2,068
Deferred tax assets (Note 12)	2,777	2,001
Due from affiliates (Note 10)	2,979	2,133
Prepaid expenses and taxes	1,353	3,078
Other assets, excluding assets of consolidated fund	1,450	2,058
Total other assets	17,262	18,311
Accumulated depreciation	2,370	1,816
Consolidated Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total other assets	$ 665	$ 0